Silk Invest New Horizons Frontier Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
COMMON STOCKS — 92.40% Shares Fair Value
Bangladesh — 6.21%
BRAC Bank Ltd. 1,449,563 $ 552,228
GrameenPhone Ltd. 143,000 405,390
957,618
Egypt — 10.30%
Edita Food Industries S.A.E. 352,000 176,531
EFG-Hermes Holding Co.
(a)
810,180 476,797
Ibnsina Pharma S.A.E. 2,451,402 234,590
Integrated Diagnostics Holdings PLC 110,000 83,163
Taaleem Management Services Co., S.A.E.
(a)
650,000 113,623
Telecom Egypt Co. 271,540 237,906
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co. 1,938,589 267,130
1,589,740
Kazakhstan — 1.04%
Kapsi.kz JSC 2,800 160,884
Kenya — 8.66%
Centum Investment Co. Ltd.
(b)
2,590,670 201,166
Equity Group Holdings Ltd. 1,050,000 403,646
KCB Group Ltd. 1,085,000 371,131
Safaricom Ltd. 1,749,029 361,154
1,337,097
Morocco — 2.80%
Douja Promotion Groupe Addoha SA
(a)
439,000 300,343
Residences Dar Saada
(a)
62,000 125,165
Travaux Generaux de Construction
(a)
557 6,865
432,373
Nigeria — 30.00%
Access Bank PLC 45,550,000 848,633
Airtel Africa PLC 103,804 480,485
Guaranty Trust Holding Co. PLC 9,527,752 389,986
Lafarge Africa PLC
(b)
16,730,000 953,600
MTN Nigeria Communications PLC 2,750,000 1,271,640
Zenith Bank PLC 14,769,452 683,644
4,627,988
Pakistan — 6.13%
MCB Bank Ltd. 313,500 164,290
Meezan Bank Ltd. 339,020 163,540
Nishat Mills Ltd. 664,500 198,490

Silk Invest New Horizons Frontier Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
COMMON STOCKS — 92.40% - continued Shares Fair Value
Systems Ltd. 253,840 $ 420,169
946,489
United Arab Emirates — 12.17%
Aramex PJSC 300,167 312,172
Emaar Properties PJSC 599,419 940,566
Emirates NBD Bank PJSC 179,027 626,003
1,878,741
United Kingdom — 0.56%
Airtel Africa PLC 60,000 86,070
Vietnam — 14.53%
Masan Group Corp. 35,600 146,709
Phu Nhuan Jewelry JSC 24,500 109,103
SSI Securities Corp. 288,818 236,386
Vietnam Dairy Products JSC 58,500 176,652
Vietnam Prosperity JSC Bank
(a)
597,440 446,906
Vincom Retail JSC
(a)
205,000 239,159
Vinh Hoan Corp. 127,300 449,765
Vinhomes JSC 91,410 193,370
VNDirect Securities Corp. 339,500 244,612
2,242,662
Total Common Stocks (Cost $15,573,236) 14,259,662
EXCHANGE-TRADED FUNDS — 2.36%
Vietnam — 2.36%
VFMVN DIAMOND ETF
(a)
343,000 364,582
Total Exchange-Traded Funds (Cost $219,736) 364,582
MONEY MARKET FUNDS - 2.21%
First American Government Obligations Fund, Class X, 2.78%
(c)
341,454 341,454
Total Money Market Funds (Cost $341,454) 341,454
Total Investments — 96.97% (Cost $16,134,426) 14,965,698
Other Assets in Excess of Liabilities — 3.03% 467,012
NET ASSETS — 100.00% $ 15,432,710
(a) Non-income producing security.
(b) All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of September 30, 2022 was $1,154,766, representing 7.48% of net assets.
(c) Rate disclosed is the seven day effective yield as of September 30, 2022.
ETF - Exchange-Traded Fund